Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	46 Months Ended	60 Months Ended	71 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Distillate International Fundamental Stability & Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Distillate International Fundamental Stability & Value ETF NAV
Average Annual Return, Percent	21.89%		3.43%
Distillate Small/Mid Cash Flow ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Distillate Small/Mid Cash Flow ETF NAV
Average Annual Return, Percent	18.91%	21.82%
Distillate U.S. Fundamental Stability & Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Distillate U.S. Fundamental Stability & Value ETF NAV
Average Annual Return, Percent	28.82%			16.82%	16.18%
Morningstar Global Markets ex-US NR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US NR USD
Average Annual Return, Percent	24.85%		5.57%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	35.19%	24.32%
Russell 2000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return
Average Annual Return, Percent	26.76%	14.29%
Morningstar US Small Cap TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Average Annual Return, Percent	26.04%	16.48%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%			15.98%	15.26%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	27.76%			10.69%	10.58%